FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Ending balance, unit price (in dollars per share)		$ 60.81
Beginning balance, exchangeable and Class B shares		$ 2,221
Remeasurement of liability, value		(447)	$ (511)	$ 0
Ending balance, exchangeable and Class B shares		4,466	2,221
Equity issued, exchangeable shares (in shares)	$ 2,100,000
Exchangeable shares issued, net of costs		$ 128	$ 0	$ 0
Exchangeable shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)		44,960,449	0
Share issuance (in shares)		28,130,103	46,349,323
Issuance of exchangeable LP units (in shares)		371,327
Share exchanges (in shares)		(24,366)	(1,388,874)
Remeasurement of liability (in shares)		0	0
Ending balance (in shares)		73,437,513	44,960,449	0
Class B shares outstanding (Shares)
Disclosure of financial liabilities [line items]
Beginning balance (in shares)		1	0
Share issuance (in shares)		0	1
Issuance of exchangeable LP units (in shares)		0
Share exchanges (in shares)		0	0
Remeasurement of liability (in shares)		0	0
Ending balance (in shares)		1	1	0
Exchangeable and class B shares (US$ Millions)
Disclosure of financial liabilities [line items]
Beginning balance, exchangeable and Class B shares		$ 2,221	$ 0
Share issuance, value		1,776	1,765
Issuance of exchangeable LP units, value		23
Exchangeable share conversion, value		(1)	(55)
Remeasurement of liability, value		447	511
Ending balance, exchangeable and Class B shares		$ 4,466	$ 2,221	$ 0
Share capital
Disclosure of financial liabilities [line items]
Ending balance, unit price (in dollars per share)	$ 62.70